Stock-Based Compensation and Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock-Based Compensation and Benefit Plans
Summary of stock based compensation

	Three Months Ended		Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Stock-based compensation costs included in:
Cost of revenue	$12,543	$1,571	$16,438	$3,746
Sales and marketing expenses	18,938	2,226	31,061	4,017
Research and development expenses	21,706	1,314	39,141	3,379
General and administrative expenses	30,215	33,588	67,668	74,067
Total stock-based compensation expense	$83,402	$38,699	$154,308	$85,209

	Year Ended
	December 31, 2014	December 31, 2013
Stock-based compensation costs included in:
Cost of revenue	$21,753	$1,815
Sales and marketing expenses	51,803	67,697
Research and development expenses	41,365	48,609
General and administrative expenses	201,255	582,594
Total stock-based compensation expense	$316,176	$700,715

Schedule of fair values of stock options granted and assumptions used for the Black-Scholes-Merton option pricing model

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Estimated Fair Value	$15,557	$93,089	$100,289	$93,089
Shares Issuable Under Options Granted	93,000	110,000	558,000	110,000
Expected Term	3 Years	3 Years	2 to 3 Years	3 Years
Expected Dividend	0%	0%	0%	0%
Volatility	30%	29.4%	26% to 30%	29.4%
Risk Free Interest Rate	0.86% to 0.91%	0.88%	0.22% to 1.07%	0.88%

	Year Ended
	December 31,	December 31,
	2014	2013
Estimated Fair Value	$339,671	$306,189
Shares Issuable Under Options Granted	2,004,420	330,470
Expected Term	2 to 3 Years	3 Years
Expected Dividend	-%	-%
Volatility	27% to 29%	30% to 33%
Risk Free Interest Rate	0.22% to 1.00%	0.34% to 0.90%